ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2024
Accounting Policies
Schedule of estimated useful lives

Years of estimated useful life
Machinery and equipment	3-10 years
Other fixtures, fittings and tools	3-15 years

Schedule of Consolidated Financial Statements

Standards, amendments and interpretations	Description		Mandatory application for financial years starting on or after:
Amendments to the Classification and Measurement of Financial Instruments - Amendments to IFRS 9 and IFRS 7	On 30 May 2024, the IASB issued targeted amendments to IFRS 9 and IFRS 7 to respond to recent questions arising in practice, and to include new requirements not only for financial institutions but also for corporate entities. These amendments:		January 1, 2026

	●	clarify the date of recognition and derecognition of some financial assets and liabilities, with a new exception for some financial liabilities settled through an electronic cash transfer system;

	●	clarify and add further guidance for assessing whether a financial asset meets the solely payments of principal and interest (SPPI) criterion;

	●	add new disclosures for certain instruments with contractual terms that can change cash flows (such as some financial instruments with features linked to the achievement of environment, social and governance targets); and

	●	update the disclosures for equity instruments designated at fair value through other comprehensive income (FVOCI).

IFRS 18 Presentation and Disclosure in Financial Statements	IFRS 18 will replace IAS 1 Presentation of financial statements, introducing new requirements that will help to achieve comparability of the financial performance of similar entities and provide more relevant information and transparency to users. Even though IFRS 18 will not impact the recognition or measurement of items in the financial statements, its impacts on presentation and disclosure are expected to be pervasive, in particular those related to the statement of financial performance and providing management-defined performance measures within the financial statements.		January 1, 2027

IFRS 19 Subsidiaries without Public Accountability: Disclosures	Issued in May 2024, IFRS 19 allows for certain eligible subsidiaries of parent entities that report under IFRS Accounting Standards to apply reduced disclosure requirements.		January 1, 2027